UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 1.7%
362,121		BHP Billiton Ltd.	$4,883,166	1.7

		China: 3.4%
95,600		China Mobile Ltd. ADR	5,396,620	1.9
3,278,000		China Railway Construction Corp. Ltd.	4,102,082	1.5
			9,498,702	3.4

		France: 7.5%
34,804		Air Liquide SA	3,744,691	1.4
92,189	@	Alstom SA	2,314,147	0.8
262,527		Orange SA	4,567,997	1.6
73,787		Schneider Electric SE	4,770,113	1.7
334,927		Suez Environnement S.A.	5,631,965	2.0
			21,028,913	7.5

		Germany: 6.0%
59,585		BASF SE	4,606,913	1.6
214,472		Deutsche Telekom AG	3,812,352	1.4
78,747		Siemens AG	8,483,060	3.0
			16,902,325	6.0

		India: 2.9%
175,201		Larsen & Toubro Ltd.	3,833,249	1.4
1,959,337		Power Grid Corp. of India Ltd.	4,365,513	1.5
			8,198,762	2.9

		Indonesia: 0.8%
2,164,100		United Tractors Tbk PT	2,248,336	0.8

		Italy: 2.1%
1,276,360		Enel S.p.A.	5,787,431	2.1

		Japan: 9.2%
855,000		Hitachi Ltd.	3,915,026	1.4
206,400		LIXIL Group Corp.	3,696,641	1.3
281,700		JSR Corp.	4,112,065	1.5
257,000		Komatsu Ltd.	4,411,986	1.6
231,000		Mitsubishi Corp.	4,069,538	1.4
65,900		Shin-Etsu Chemical Co., Ltd.	3,821,531	1.3
287,400		Sumco Corp.	2,012,439	0.7
			26,039,226	9.2

		Luxembourg: 1.6%
199,989		SES S.A. - Luxembourg	4,482,784	1.6

		Netherlands: 4.6%
88,067		Airbus Group SE	5,480,026	1.9
64,126		Koninklijke DSM NV	3,817,185	1.4
134,846		Koninklijke Philips NV	3,633,057	1.3
			12,930,268	4.6

		South Africa: 0.8%
224,870		Vodacom Group Pty Ltd.	2,352,019	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 1.0%
14,870	SK Telecom Co., Ltd.	$2,784,332	1.0

	Spain: 1.3%
188,366	Gas Natural SDG S.A.	3,728,894	1.3

	Sweden: 2.4%
179,749	SKF AB - B Shares	3,163,911	1.1
313,251	Volvo AB - B Shares	3,488,906	1.3
		6,652,817	2.4

	Switzerland: 1.1%
52,811	Adecco Group AG	3,202,024	1.1

	Taiwan: 1.4%
155,404	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	3,841,587	1.4

	United Kingdom: 0.9%
373,604	CNH Industrial NV	2,637,188	0.9

	United States: 50.0%
14,489	Acuity Brands, Inc.	3,753,230	1.3
79,581	Albemarle Corp.	6,247,108	2.2
130,288	AT&T, Inc.	5,100,775	1.8
76,169	Baker Hughes, Inc.	3,532,718	1.3
113,859	Chicago Bridge & Iron Co. NV	4,353,968	1.6
37,880	Cummins, Inc.	4,336,124	1.5
59,364	Deere & Co.	4,885,064	1.7
110,711	Dow Chemical Co.	5,686,117	2.0
161,221	Exelon Corp.	5,525,044	2.0
46,511	General Dynamics Corp.	6,598,516	2.3
331,255	General Electric Co.	10,013,839	3.6
66,053	Honeywell International, Inc.	7,518,813	2.7
53,049	JB Hunt Transport Services, Inc.	4,388,213	1.6
69,295	Lincoln Electric Holdings, Inc.	4,170,173	1.5
34,091	Lockheed Martin Corp.	8,053,317	2.9
46,584	NextEra Energy, Inc.	5,595,670	2.0
58,988	Nucor Corp.	2,861,508	1.0
83,899	PG&E Corp.	5,040,652	1.8
62,706	Packaging Corp. of America	4,278,430	1.5
40,063	Parker Hannifin Corp.	4,600,835	1.6
59,156	Pinnacle West Capital Corp.	4,353,290	1.5
139,042	PPL Corp.	5,358,679	1.9
31,503	Roper Technologies, Inc.	5,389,533	1.9
44,360	Schlumberger Ltd.	3,384,668	1.2
21,920	Snap-On, Inc.	3,547,094	1.3
129,414	Steel Dynamics, Inc.	3,195,232	1.1
74,701	Valero Energy Corp.	4,086,145	1.5

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
41,871	Vulcan Materials Co.	$4,888,439	1.7
		140,743,194	50.0

	Total Common Stock
	(Cost $262,801,156)	277,941,968	98.7

SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
5,517,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.410%††
	(Cost $5,517,000)	5,517,000	2.0

	Total Short-Term Investments
	(Cost $5,517,000)	5,517,000	2.0

	Total Investments in Securities (Cost $268,318,156)	$283,458,968	100.7
	Liabilities in Excess of Other Assets	(2,091,456)	(0.7)
	Net Assets	$281,367,512	100.0

††	Rate shown is the 7-day yield as of May 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $269,121,871.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,765,380
Gross Unrealized Depreciation	(20,428,283)

Net Unrealized Appreciation	$14,337,097

Industry Diversification	Percentage of Net Assets
Machinery	11.7%
Chemicals	11.4
Electric Utilities	11.0
Aerospace & Defense	9.8
Industrial Conglomerates	7.9
Electrical Equipment	5.7
Diversified Telecommunication Services	4.8
Industrials	4.3
Multi-Utilities	3.8
Wireless Telecommunication Services	3.7
Building Materials	3.0
Metals & Mining	2.8
Construction & Engineering	2.9
Oil & Gas Equipment & Services	2.5
Consumer Discretionary	1.6
Road & Rail	1.6
Paper Packaging	1.5
Oil & Gas Refining & Marketing	1.5
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.4
Information Technology	1.4
Gas Utilities	1.3
Materials	1.0
Semiconductors	0.7
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,883,166	$–	$4,883,166
China	5,396,620	4,102,082	–	9,498,702
France	–	21,028,913	–	21,028,913
Germany	–	16,902,325	–	16,902,325
India	–	8,198,762	–	8,198,762
Indonesia	–	2,248,336	–	2,248,336
Italy	–	5,787,431	–	5,787,431
Japan	–	26,039,226	–	26,039,226
Luxembourg	–	4,482,784	–	4,482,784
Netherlands	–	12,930,268	–	12,930,268
South Africa	–	2,352,019	–	2,352,019
South Korea	–	2,784,332	–	2,784,332
Spain	–	3,728,894	–	3,728,894
Sweden	–	6,652,817	–	6,652,817
Switzerland	–	3,202,024	–	3,202,024
Taiwan	3,841,587	–	–	3,841,587
United Kingdom	–	2,637,188	–	2,637,188
United States	140,743,194	–	–	140,743,194
Total Common Stock	149,981,401	127,960,567	–	277,941,968
Short-Term Investments	5,517,000	–	–	5,517,000
Total Investments, at fair value	$155,498,401	$127,960,567	$–	$283,458,968
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,965,115)	$–	$(2,965,115)
Total Liabilities	$–	$(2,965,115)	$–	$(2,965,115)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
656,621	Citigroup, Inc.	Call on Industrial Select Sector SPDR® Fund	54.750 USD	06/16/16	$654,323	$(976,899)
243,803	BNP Paribas Bank	Call on iShares MSCI Emerging Markets ETF	31.870 USD	06/16/16	200,455	(354,397)
683,673	HSBC Bank PLC	Call on iShares MSCI Emerging Markets ETF	56.840 USD	06/16/16	707,259	(1,214,441)
317,083	UBS AG	Call on Materials Select Sector SPDR® Fund	45.950 USD	06/16/16	327,832	(419,378)
		Total Written OTC Options			$1,889,869	$(2,965,115)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$2,965,115
Total Liability Derivatives		$2,965,115

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	BNP Paribas Bank	Citigroup, Inc.	HSBC Bank PLC	UBS AG	Totals
Liabilities:
Written options	$354,397	$976,899	$1,214,441	$419,378	$2,965,115
Total Liabilities	$354,397	$976,899	$1,214,441	$419,378	$2,965,115

Net OTC derivative instruments by counterparty, at fair value	$(354,397)	$(976,899)	$(1,214,441)	$(419,378)	(2,965,115)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(354,397)	$(976,899)	$(1,214,441)	$(419,378)	$(2,965,115)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016